(Loss) Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Per Share
(Loss) Earnings Per Share

9. Loss Per Share

Loss per common share is allocated based on each right of common stock and Class A common stock, on the assumption that loss from current year has been distributed. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net loss attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net loss and weighted average number of common shares outstanding used for the computation of basic loss per common share for the six months ended June 30, 2021 and 2020 are as follows:

	Six Months Ended June 30,
	2021		2020
	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥(521,770)	―	¥(442,971)	―

Shares (Denominator)	(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,872,224	1	4,022,500	1
Effect of dilutive instruments:
Stock options	―	―	―	―
Weighted average common shares for diluted computation	4,872,224	1	4,022,500	1

Loss per common share attributable to shareholders of the Company	(Yen)		(Yen)
Basic	¥(107.09)	¥(107.09)	¥(110.12)	¥(110.12)
Diluted	¥(107.09)	¥(107.09)	¥(110.12)	¥(110.12)

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. Options to purchase 608,500 shares and 234,000 shares have been excluded from the diluted net loss per common share attributable to common shareholders calculation for the six months ended June 30, 2021 and 2020, respectively, because the effect of inclusion would have been anti-dilutive.

15.  (Loss) Earnings Per Share

(Loss) Earnings per common share is allocated based on each right of common stock and Class A common stock, on the assumption that (loss) income from current year has been distributed. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net (loss) income attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net (loss) income and weighted average number of common shares outstanding used for the computation of basic (loss) earnings per common share for the years ended December 31, 2020 and 2019 are as follows:

	2020		2019
	Common	Class A	Common	Class A

	(Yen)		(Yen)
Income (Numerator)
Net (loss) income attributable to shareholders of the Company	¥(539,170)	―	¥17,335	―

Shares (Denominator)	(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,024,692	1	3,747,295	1
Effect of dilutive instruments:
Stock options	―	―	525,007	―
Weighted average common shares for diluted computation	4,024,692	1	4,272,302	1

(Loss) earnings per common share attributable to shareholders of the Company
Basic	¥(133.97)	¥(133.97)	¥4.63	¥4.63
Diluted	¥(133.97)	¥(133.97)	¥4.06	¥4.06

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. Options to purchase 799,500 shares have been excluded from the diluted net loss per common share attributable to common shareholders calculation for the year ended December 31, 2020 because the effect of inclusion would have been anti-dilutive.